UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474
Name of Registrant: Vanguard California Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30th
Date of reporting period: August 31, 2013
Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
California (100.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.060%	9/6/13 LOC	6,750	6,750
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.040%	9/6/13 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.040%	9/6/13 LOC	55,000	55,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Marin Country Day
School) VRDO	0.040%	9/6/13 LOC	22,175	22,175
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Public Policy Institute)
VRDO	0.060%	9/6/13 LOC	12,705	12,705
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	9/6/13 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.060%	9/6/13	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	9/6/13	21,140	21,140
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.090%	9/6/13	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.050%	9/6/13 LOC	10,000	10,000
Berkeley CA TRAN	1.000%	7/10/14	12,500	12,585
Beverly Hills CA Public Financing Authority
Lease Revenue	3.000%	6/1/14	2,500	2,552
California Community College Financing
Authority TRAN	2.000%	12/31/13	30,000	30,177
California Community College Financing
Authority TRAN	2.000%	12/31/13	14,000	14,081
California Community College Financing
Authority TRAN	2.000%	12/31/13	7,500	7,542
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.060%	9/6/13	4,100	4,100
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.030%	9/6/13	55,800	55,800
1 California Educational Facilities Authority
Revenue (Stanford Hospital) TOB VRDO	0.060%	9/6/13	14,000	14,000
California Educational Facilities Authority
Revenue (Stanford University) CP	0.100%	10/22/13	11,175	11,175
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.060%	9/6/13	4,440	4,440

1	California Educational Facilities Authority
	Revenue (Stanford University) TOB VRDO	0.090%	9/6/13	3,000	3,000
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB PUT	0.180%	11/7/13	15,030	15,030
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.060%	9/6/13	14,800	14,800
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.070%	9/6/13	4,135	4,135
	California GO	5.000%	11/1/13 (Prere.)	5,000	5,040
	California GO	5.125%	2/1/14 (Prere.)	15,000	15,309
	California GO	5.250%	4/1/14 (Prere.)	6,000	6,177
	California GO	5.500%	4/1/14 (Prere.)	2,900	2,989
	California GO	5.250%	6/1/14 (Prere.)	4,800	4,980
	California GO VRDO	0.040%	9/3/13 LOC	23,925	23,925
	California GO VRDO	0.040%	9/6/13 LOC	19,400	19,400
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.040%	9/6/13 LOC	6,725	6,725
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.060%	9/6/13 LOC	5,100	5,100
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.060%	9/6/13 LOC	13,900	13,900
[1,2] California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	PUT	0.100%	9/3/13 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.060%	9/6/13	60,500	60,500
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.030%	9/6/13 LOC	10,820	10,820
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.030%	9/6/13 LOC	12,020	12,020
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.050%	9/6/13 LOC	8,000	8,000
1	California Health Facilities Financing Authority
	Revenue (St. Joseph Health System) TOB
	VRDO	0.060%	9/6/13	15,000	15,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.060%	9/6/13 (13)	12,210	12,210
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.060%	9/6/13	6,700	6,700
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.070%	9/6/13	23,400	23,400
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.050%	9/6/13 LOC	21,600	21,600
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.050%	9/6/13 LOC	26,605	26,605
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.060%	9/6/13 LOC	8,200	8,200
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) VRDO	0.050%	9/6/13 LOC	35,000	35,000

California Infrastructure & Economic
Development Bank Revenue (Academy of
Sciences) VRDO	0.030%	9/3/13 LOC	10,325	10,325
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.050%	9/6/13 LOC	13,470	13,470
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	9/3/13 (ETM)	81,565	81,565
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.060%	9/6/13 LOC	23,300	23,300
California Infrastructure & Economic
Development Bank Revenue (Clean Water
Revolving Fund)	3.000%	10/1/13	13,000	13,030
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA) VRDO	0.040%	9/3/13	11,340	11,340
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.090%	9/6/13 LOC	5,125	5,125
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.050%	9/3/13 LOC	16,950	16,950
California Public Works Board Lease Revenue
(Department of Mental Health)	5.000%	6/1/14 (Prere.)	3,000	3,107
California Public Works Board Lease Revenue
(Department of Mental Health)	5.125%	6/1/14 (Prere.)	5,000	5,183
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	1,000	1,039
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	9,980	10,373
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	2,000	2,079
California RAN	2.000%	5/28/14	36,000	36,474
California RAN	2.000%	6/23/14	62,000	62,885
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	10,000	10,015
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	21,190	21,221
California School Cash Reserve Program
Authority Pool TRAN	2.000%	12/31/13	2,500	2,515
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	5,300	5,371
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	7,650	7,753
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/2/14	5,600	5,675
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.060%	9/6/13	125,230	125,230
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.090%	9/6/13 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.040%	9/6/13 LOC	8,505	8,505
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.050%	9/6/13 LOC	5,800	5,800

California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.060%	9/6/13 LOC	9,150	9,150
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	9/6/13	31,500	31,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	9/6/13	80,050	80,050
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.050%	9/6/13 LOC	24,800	24,800
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.050%	9/6/13 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.060%	9/6/13	39,313	39,313
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.090%	9/6/13	1,690	1,690
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.060%	9/6/13	2,175	2,175
California Statewide Communities Development
Authority Revenue (University of San Diego)
VRDO	0.060%	9/6/13 LOC	23,280	23,280
1 Cerritos CA Community College District GO
TOB VRDO	0.080%	9/6/13	7,845	7,845
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.040%	9/6/13 LOC	18,970	18,970
Contra Costa CA Municipal Water District
Revenue (Extendible) CP	0.160%	3/2/14	15,000	15,000
1 Desert CA Community College District GO TOB
VRDO	0.060%	9/6/13	22,000	22,000
Desert Sands CA Unified School District GO	5.000%	6/1/14 (Prere.)	4,290	4,443
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.160%	9/6/13	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.170%	3/3/14	20,800	20,800
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.170%	3/9/14	12,200	12,200
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.160%	3/16/14	13,500	13,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.140%	4/6/14	5,000	5,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.130%	5/2/14	26,000	26,000
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.060%	12/3/13	11,000	11,000
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.060%	2/28/14	13,000	13,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.060%	9/6/13	9,260	9,260
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.070%	9/6/13	1,590	1,590
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.030%	9/6/13	16,400	16,400
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.080%	12/20/13	8,300	8,300

Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.070%	9/6/13 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.080%	9/6/13 LOC	4,250	4,250
Freemont CA Union High School District TRAN	1.000%	6/30/14	7,000	7,047
Fremont CA COP VRDO	0.040%	9/6/13 LOC	25,190	25,190
Fremont CA COP VRDO	0.040%	9/6/13 LOC	8,565	8,565
Fremont CA COP VRDO	0.050%	9/6/13 LOC	5,000	5,000
Fresno County CA TRAN	1.250%	6/30/14	50,000	50,441
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.060%	9/6/13 LOC	9,100	9,100
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.040%	9/3/13 LOC	2,759	2,759
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.040%	9/3/13 LOC	23,254	23,254
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.040%	9/3/13 LOC	8,292	8,292
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.040%	9/3/13 LOC	19,657	19,657
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/4/14	8,520	8,520
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/4/14	8,570	8,570
Irvine CA Ranch Water District Revenue VRDO	0.040%	9/6/13 LOC	18,455	18,455
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.040%	9/3/13 LOC	26,448	26,448
Livermore CA COP VRDO	0.050%	9/6/13 LOC	13,515	13,515
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.080%	9/6/13 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB PUT	0.370%	11/20/13	15,690	15,690
1 Los Angeles CA Community College District GO
TOB VRDO	0.060%	9/6/13	3,500	3,500
1 Los Angeles CA Community College District GO
TOB VRDO	0.060%	9/6/13	15,940	15,940
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.040%	9/6/13 LOC	11,300	11,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.050%	9/6/13 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/6/13	5,850	5,850
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.060%	9/6/13	6,400	6,400
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.110%	9/6/13	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.110%	9/6/13	18,880	18,880
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/14	2,500	2,600
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	9/6/13	7,495	7,495

Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/3/13	4,300	4,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/6/13	21,175	21,175
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	9/6/13	14,900	14,900
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	9/6/13	8,650	8,650
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	9/6/13	7,300	7,300
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	9/6/13	43,900	43,900
Los Angeles CA Harbor Department Revenue
CP	0.150%	9/10/13	20,000	20,000
Los Angeles CA Harbor Department Revenue
CP	0.140%	11/20/13	25,000	25,000
1 Los Angeles CA Harbor Department Revenue
TOB VRDO	0.070%	9/6/13	2,680	2,680
Los Angeles CA Multifamily Housing Revenue
(Beverly Park Apartments) VRDO	0.070%	9/6/13 LOC	15,500	15,500
Los Angeles CA Multifamily Housing Revenue
(Fountain Park Project) VRDO	0.040%	9/6/13 LOC	40,000	40,000
Los Angeles CA Multifamily Housing Revenue
(Queen Portfolio Apartments Project) VRDO	0.070%	9/6/13 LOC	6,595	6,595
Los Angeles CA Multifamily Housing Revenue
(San Regis Project) VRDO	0.080%	9/6/13 LOC	23,600	23,600
Los Angeles CA TRAN	2.000%	2/27/14	40,000	40,357
Los Angeles CA TRAN	2.000%	5/1/14	40,000	40,485
Los Angeles CA TRAN	2.000%	6/26/14	20,000	20,297
Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/3/13	32,890	32,890
1 Los Angeles CA Unified School District GO TOB
VRDO	0.070%	9/6/13	6,660	6,660
1 Los Angeles CA Unified School District GO TOB
VRDO	0.070%	9/6/13	9,995	9,995
1 Los Angeles CA Unified School District GO TOB
VRDO	0.070%	9/6/13	9,105	9,105
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.070%	9/6/13	7,500	7,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	2.000%	7/1/14	11,070	11,235
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.050%	9/6/13 LOC	29,600	29,600
Los Angeles County CA Multifamily Housing
Revenue (Valencia Village Project) VRDO	0.050%	9/6/13	6,325	6,325
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	9/30/13	3,000	3,004
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	11/29/13	1,500	1,506
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	12/31/13	3,500	3,520
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	1/31/14	5,000	5,037
Los Angeles County CA TRAN	2.000%	2/28/14	50,000	50,450
Los Angeles County CA TRAN	2.000%	6/30/14	12,500	12,688

1 Los Angeles County CA Unified School District
GO TOB VRDO	0.070%	9/6/13	5,000	5,000
Manteca CA Redevelopment Agency Tax
Allocation Revenue VRDO	0.050%	9/3/13 LOC	13,050	13,050
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/13 (Prere.)	15,490	15,550
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.070%	9/6/13	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.070%	9/6/13	6,435	6,435
Metropolitan Water District of Southern
California Revenue VRDO	0.040%	9/6/13	21,515	21,515
Metropolitan Water District of Southern
California Revenue VRDO	0.050%	9/6/13	27,900	27,900
Mission Viejo CA Community Development
Financing Authority Revenue (Mission Viejo
Mall Improvement)VRDO	0.050%	9/6/13 LOC	21,800	21,800
Mount Diablo CA Unified School District GO	5.000%	6/1/14 (Prere.)	12,000	12,545
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) TOB VRDO	0.090%	9/6/13	7,200	7,200
1 Nuveen California Dividend Advantage
Municipal Fund 2 VRDP VRDO	0.160%	9/6/13 LOC	25,000	25,000
1 Nuveen California Investment Quality Municipal
Fund VRDP VRDO	0.140%	9/6/13 LOC	18,000	18,000
1 Nuveen California Performance Plus Municipal
Fund VRDP VRDO	0.140%	9/6/13 LOC	15,000	15,000
1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.140%	9/6/13 LOC	26,000	26,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.130%	9/6/13 LOC	32,000	32,000
Orange County CA Apartment Development
Revenue VRDO	0.030%	9/6/13 LOC	41,300	41,300
Orange County CA Apartment Development
Revenue VRDO	0.060%	9/6/13 LOC	9,550	9,550
Orange County CA Water District COP VRDO	0.050%	9/6/13	8,600	8,600
1 Orange County CA Water District Revenue TOB
VRDO	0.100%	9/6/13	9,000	9,000
Otay CA Water District (Capital Project) COP
VRDO	0.060%	9/6/13 LOC	7,710	7,710
1 Peralta CA Community College District Revenue
TOB VRDO	0.060%	9/6/13	19,645	19,645
1 Riverside CA Electric Revenue TOB VRDO	0.060%	9/3/13	5,400	5,400
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.060%	9/6/13 LOC	4,925	4,925
Riverside County CA Public Facility Project COP
VRDO	0.060%	9/6/13 LOC	7,500	7,500
Riverside County CA Teeter Notes	2.000%	10/16/13	40,000	40,086
Riverside County CA TRAN	2.000%	3/31/14	39,000	39,415
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.060%	9/6/13	6,930	6,930
Sacramento CA Municipal Utility District
Revenue VRDO	0.040%	9/6/13 LOC	33,000	33,000
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.070%	9/6/13 LOC	10,200	10,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.070%	9/6/13 LOC	12,300	12,300

1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.050%	9/6/13 LOC	7,550	7,550
1 San Bernadino Community College District (San
Bernadino and Riverside Counties) TOB
VRDO	0.070%	9/6/13	4,620	4,620
San Bernardino County CA TRAN	2.000%	6/30/14	26,700	27,101
1 San Diego CA Community College District GO
TOB VRDO	0.060%	9/6/13	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.060%	9/6/13	5,000	5,000
1 San Diego CA Community College District GO
TOB VRDO	0.080%	9/6/13	5,000	5,000
San Diego CA County TRAN	2.000%	4/30/14	3,515	3,556
San Diego CA County TRAN	2.000%	6/30/14	20,000	20,302
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.050%	9/6/13 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.050%	9/6/13 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.060%	9/6/13	8,280	8,280
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.070%	9/6/13	7,495	7,495
1 San Diego CA Unified School District GO TOB
PUT	0.180%	11/7/13	28,880	28,880
San Diego CA USD TRAN	2.000%	1/31/14	1,400	1,411
San Diego CA USD TRAN	2.000%	6/30/14	10,000	10,151
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.050%	9/6/13	8,925	8,925
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	9/6/13	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	9/6/13	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	9/6/13	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	9/6/13	9,800	9,800
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	9/6/13	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.100%	9/6/13	6,500	6,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	9/6/13	9,500	9,500
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	9/6/13	6,300	6,300
1 San Francisco CA City & County COP TOB
VRDO	0.090%	9/6/13	3,325	3,325
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.050%	9/6/13 LOC	43,250	43,250
San Francisco CA City & County GO	4.000%	6/15/14	4,395	4,527
San Francisco CA City & County GO	4.000%	6/15/14	1,895	1,952
San Francisco CA City & County GO	4.000%	6/15/14	7,915	8,153
San Francisco CA City & County International
Airport Revenue VRDO	0.050%	9/6/13 LOC	18,310	18,310

San Francisco CA City & County International
Airport Revenue VRDO	0.050%	9/6/13 LOC	8,000	8,000
San Francisco CA City & County International
Airport Revenue VRDO	0.050%	9/6/13 LOC	26,300	26,300
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	1.000%	10/1/13	32,805	32,828
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.070%	9/6/13	6,800	6,800
San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.050%	9/6/13 LOC	41,200	41,200
San Francisco CA City & County Unified School
District TRAN	2.000%	8/14/14	20,000	20,346
San Jose CA Financing Authority Lease
Revenue CP	0.120%	11/7/13 LOC	11,761	11,761
San Jose CA Financing Authority Lease
Revenue CP	0.120%	11/7/13 LOC	11,761	11,761
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.050%	9/6/13 LOC	16,100	16,100
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.080%	9/6/13 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.090%	9/6/13	7,310	7,310
1 San Mateo County CA Community College
District GO TOB VRDO	0.060%	9/6/13	6,455	6,455
1 San Mateo County CA Community College
District GO TOB VRDO	0.080%	9/6/13	4,315	4,315
Santa Barbara County CA TRAN	2.000%	6/30/14	13,850	14,058
1 Sequoia CA Unified School District GO TOB
VRDO	0.090%	9/6/13	5,860	5,860
1 Sonoma County CA Junior College District GO
TOB VRDO	0.060%	9/6/13 LOC	30,390	30,390
1 Sunnyvale CA Wastewater Revenue TOB PUT	0.180%	2/6/14	8,720	8,720
1 University of California Medical Centers
Revenue TOB VRDO	0.070%	9/6/13	4,100	4,100
University of California Regents Medical Center
PoPooled Revenue VRDO	0.060%	9/6/13	5,000	5,000
1 University of California Revenue TOB VRDO	0.060%	9/3/13	9,900	9,900
1 University of California Revenue TOB VRDO	0.060%	9/6/13	29,195	29,195
1 University of California Revenue TOB VRDO	0.070%	9/6/13	2,190	2,190
1 University of California Revenue TOB VRDO	0.070%	9/6/13	3,495	3,495
1 University of California Revenue TOB VRDO	0.070%	9/6/13	6,000	6,000
1 University of California Revenue TOB VRDO	0.070%	9/6/13	3,470	3,470
1 University of California Revenue TOB VRDO	0.070%	9/6/13	5,600	5,600
1 University of California Revenue TOB VRDO	0.070%	9/6/13	3,400	3,400
1 University of California Revenue TOB VRDO	0.070%	9/6/13	7,300	7,300
1 University of California Revenue TOB VRDO	0.090%	9/6/13	19,577	19,577
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.040%	9/6/13 LOC	19,275	19,275
Westlands CA Water District COP VRDO	0.030%	9/6/13 LOC	24,530	24,530
				3,822,885
Total Tax-Exempt Municipal Bonds (Cost $3,822,885)				3,822,885
Total Investments (100.1%) (Cost $3,822,885)				3,822,885
Other Assets and Liabilities-Net (-0.1%)				(2,056)
Net Assets (100%)				3,820,829

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $946,510,000, representing 24.8% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

California Tax-Exempt Money Market Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
California (99.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.100%	9/3/13 LOC	2,225	2,225
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	2,984
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	4,565	4,477
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/42	1,000	928
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	528
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	707
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	10,560
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,146
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,105
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,402
Bakersfield CA Wastewater Revenue VRDO	0.070%	9/6/13	4,500	4,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	5,500	6,115
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	6,857
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,096
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,511
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	15,252
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	4,902
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	2,000	1,955
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	10,595
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,283
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,576
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,459
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,237
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,237
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	11,638

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,701
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	33,625
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	9,642
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,170
California Economic Recovery GO	5.000%	7/1/18	12,000	13,955
California Economic Recovery GO	5.000%	7/1/19	6,000	7,007
California Economic Recovery GO	5.000%	7/1/20	10,000	11,481
California Economic Recovery GO	5.250%	7/1/21	16,985	19,620
California Economic Recovery GO	5.000%	7/1/22	5,000	5,489
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	7,778
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,093
California Educational Facilities Authority
Revenue (Claremont McKenna College)	5.000%	1/1/42	4,000	3,976
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,851
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,078
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,065
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,048
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	973
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	918
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	866
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	684
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	365
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	5,996
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,369
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	5,515
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	3,561
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,040
California GO	5.250%	10/1/13 (Prere.)	75	75
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.250%	10/1/14 (14)	1,880	1,888
California GO	5.000%	3/1/19	1,250	1,445
California GO	6.000%	4/1/19	1,690	2,047
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	11,727
California GO	5.000%	4/1/20	1,460	1,664

California GO	5.000%	9/1/21	11,000	12,645
California GO	5.250%	9/1/22	3,000	3,473
California GO	5.000%	11/1/22	1,000	1,113
California GO	5.250%	9/1/23	10,100	11,372
California GO	5.000%	3/1/25	7,000	7,638
California GO	5.125%	2/1/26	15,325	15,599
California GO	5.000%	6/1/26 (14)	20,000	20,767
California GO	5.250%	10/1/27	5,000	5,400
California GO	5.100%	11/1/27	1,475	1,566
California GO	5.000%	9/1/28	10,650	11,003
California GO	5.000%	9/1/28	2,500	2,596
California GO	5.250%	2/1/29	5,000	5,282
California GO	5.000%	9/1/29	5,125	5,297
California GO	5.000%	10/1/29	1,400	1,438
California GO	5.250%	10/1/29	4,700	4,901
California GO	5.250%	3/1/30	10,000	10,505
California GO	4.500%	8/1/30	1,740	1,694
California GO	5.250%	9/1/30	6,000	6,337
California GO	5.750%	4/1/31	15,875	16,934
California GO	5.000%	6/1/32	25,000	25,391
California GO	5.000%	9/1/32	1,045	1,071
California GO	6.000%	3/1/33	7,000	7,880
California GO	5.125%	4/1/33	8,500	8,682
California GO	6.500%	4/1/33	33,000	38,346
California GO	5.000%	6/1/34	7,000	7,004
California GO	5.250%	4/1/35	5,000	5,121
California GO	6.000%	11/1/35	10,000	11,205
California GO	5.000%	9/1/36	8,500	8,506
California GO	5.000%	4/1/37	5,000	4,979
California GO	5.250%	3/1/38	8,000	8,067
California GO	6.000%	4/1/38	21,190	23,437
California GO	5.250%	8/1/38	10,000	10,090
California GO	5.500%	11/1/39	3,690	3,852
California GO	6.000%	11/1/39	2,700	3,010
California GO	5.500%	3/1/40	11,500	11,880
California GO	5.250%	11/1/40	11,000	11,150
California GO	5.000%	10/1/41	5,000	4,962
California GO	5.000%	4/1/42	2,000	1,985
California GO	5.000%	2/1/43	5,000	4,954
California GO	5.000%	4/1/43	5,000	4,954
California GO VRDO	0.050%	9/3/13 LOC	8,600	8,600
California GO VRDO	0.050%	9/6/13 LOC	6,500	6,500
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,140
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	5,200	5,211
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,349
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,595
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,333
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	8,833
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,074

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,406
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	3,245	3,162
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,361
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,306
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	3,881
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.060%	9/6/13 LOC	4,900	4,900
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	1,888
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	4,567
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,750	7,537
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,465	4,222
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	10,000	9,192
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	2,941
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,279
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,497
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,274
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,843
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,047
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	5,742
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,342
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,533
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	4,822
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	5,675	5,407
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,621
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,317
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	10,000	9,584
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/52	5,000	4,534

1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	9/3/13 (ETM)	6,400	6,400
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,059
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	10,465
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,160
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,214
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,647
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.050%	9/3/13 LOC	2,400	2,400
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,060
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	15,645	16,926
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	6,916
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,342
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,532
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,272
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,375	3,246
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,220
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	9,617
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	17,644
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,577
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	2,000	2,189
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	5,788
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,239
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	4,816
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,510	3,629
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,045	3,148
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,208
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,034
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,175
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,008
California State University Revenue Systemwide	5.000%	11/1/37	10,000	10,126
California State University Revenue Systemwide	5.000%	11/1/37	3,750	3,802
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,377
California State University Revenue Systemwide	5.000%	11/1/42	1,355	1,351

California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	8,000	7,528
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	4,615	4,624
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	6,787
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	3,709
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,013
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	1,500	1,272
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	1,669
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	3,890	3,806
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	3,990
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	30,425	29,131
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	5,000	4,843
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	9/6/13	1,500	1,500
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,574
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	10,698
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	2,808
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,114
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,000	10,550
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	3,730	3,062
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,209
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	13,000	12,011
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	1,210
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	492
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,020
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,442

Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	3,580
Coast CA Community College District GO	5.000%	8/1/27	5,700	6,114
Colton CA Joint Unified School District GO	5.000%	8/1/27 (4)	2,535	2,611
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	3,659
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,085	1,207
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/33 (2)	1,350	1,416
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	16,349
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	10,387
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,180
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,336
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	5,655	5,539
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,006
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,969
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,056
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	4,673
Fontana CA Unified School District GO	5.250%	8/1/14 (Prere.)	5,875	6,141
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	240	247
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,788
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,765
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,425
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,423
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	10,189
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/26	10,000	10,093
Gavilan CA Joint Community College District
GO	5.500%	8/1/14 (Prere.)	3,315	3,476
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	93
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	4,684
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	7,785	5,184
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,000	3,670
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	2,764
Grossmont CA Union High School District GO	0.000%	8/1/30	6,600	2,546
Huntington Beach CA Union High School District
GO	0.000%	8/1/30 (4)	8,340	3,217
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,532
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,575
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,834

Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,116
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,148
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,140	3,247
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,222
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,509
Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,202
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	729
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.607%	11/15/26	1,800	1,574
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,272
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	3,645
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,489
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,131
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	7,420
Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	5,889
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,203
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,213
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	5,278
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,171
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,257
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	15,023
2 Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	16,168
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	7,745	7,758
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	2,500	2,753
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,409
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	10,000	10,764
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	10,343
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	16,610
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,098
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	7,369
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,225
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	10,221
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,095
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,576
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	12,365	12,523

Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	1,935
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,077
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	2,000	2,017
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/3/13	12,800	12,800
Los Angeles CA GO	5.000%	9/1/22	6,155	7,023
Los Angeles CA GO	5.000%	9/1/31	5,785	6,033
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	2,655	2,955
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	3,996
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	10,658
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,202
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,197
Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,647
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	7,471
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,675	8,096
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	8,247
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,032
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,448
Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/3/13	23,900	23,900
Los Angeles CA Wastewater System Revenue	5.000%	6/1/27	7,000	7,566
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	5,000	5,057
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.070%	9/6/13	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	4,000	4,667
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	5,694
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,259
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,187
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,308
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	2,657
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	5,661
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,660	1,825
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	2,500	2,295
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (2)	1,000	970
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,495
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	8,110
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	7,635
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	10,120	12,265
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	2,933
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,694

Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,385
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,495
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,000	4,338
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,182
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	7,932
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	2,985
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,825
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,034
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	4,818
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/23	2,050	2,278
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,115	11,021
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,013
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,062
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,117
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,122
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,181
Mount Diablo CA Unified School District GO	5.000%	6/1/37	1,915	1,924
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,150
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,317
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,490
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,394
1 Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) TOB VRDO	0.090%	9/6/13	1,450	1,450
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,228
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	290
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	546
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	257
Northern California Gas Authority No. 1
Revenue	0.784%	7/1/17	17,000	16,380
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	7,200	8,158
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,367
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	3,255	3,406
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,176
Oakland CA GO	5.000%	1/15/31	3,550	3,582
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	1,020	1,032
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	3,869

Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,190
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	6,938
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,326
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,467
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,624
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,785
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	202
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,027
Palomar CA Community College District GO	0.000%	8/1/24	5,125	3,133
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	2,844
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,000	11,215
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,261
Palomar Pomerado Health California GO	0.000%	8/1/35	10,330	2,762
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,747
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,076
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	3,854
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,800	1,408
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	1,986
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	2,606
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	548
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,664
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,199
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,141
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,165
Poway CA Unified School District GO	5.000%	9/1/25	1,840	1,932
Poway CA Unified School District GO	5.000%	8/1/27	5,575	5,946
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,115
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,337
Poway CA Unified School District GO	0.000%	8/1/33	5,010	1,579
Poway CA Unified School District GO	5.000%	9/1/33	1,000	947
Poway CA Unified School District GO	0.000%	8/1/34	8,130	2,394
Poway CA Unified School District GO	5.000%	9/1/36	700	649
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	815
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,035	1,016
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	11,375	9,921
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,654
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,906
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	1,250	1,216

Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	1,627
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	6,894
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	4,451
1 Riverside CA Electric Revenue TOB VRDO	0.060%	9/3/13	3,000	3,000
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	3,835
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/21	1,280	1,378
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/22	1,335	1,432
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,496
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,787
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	1,841
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,334
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,970
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,907
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	2,500	2,593
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.060%	9/6/13	3,890	3,890
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	951
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	391
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	915
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	1,918
Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,505
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	620	673
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,565	1,665
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,437
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	3,595	3,688
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,570
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	19,033
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,106
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,203

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,217
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,472
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/36	3,000	2,909
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	5,000	4,753
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	9/6/13	35,000	35,000
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,479
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	5,842
San Bernardino CA City Unified School District
GO	5.000%	8/1/27 (4)	1,060	1,093
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	11,235	11,856
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,162
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,710
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,236
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,561
San Diego CA Community College District GO	0.000%	8/1/38	3,510	869
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,051
San Diego CA Community College District GO	5.000%	8/1/43	5,000	5,094
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,192
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,149
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,741
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,538
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,241
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	5,000	5,814
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	4,000	4,660
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	3,446
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	588
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	1,094
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,079
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,424
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,174
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,282
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,660
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,527
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,033
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	2,876
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	4,910
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	7,654

San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,000	15,362
San Francisco CA City & County GO	5.000%	6/15/23	6,000	6,811
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	5,575
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,113
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	10,000	9,684
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	12,680	13,400
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	8,868
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,248
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	4,000	4,104
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,307
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,120
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,810	2,869
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,646
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	10,104
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,162
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,094
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,522
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	8,591
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,223
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	3,002
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	3,861
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,000
San Jose CA Redev. Agency	5.000%	8/1/22 (2)	2,000	2,025
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,270	1,314
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	3,415	3,506
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,300	2,361
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	859
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,767

San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,540
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,598
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,895
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,564
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,844
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,911
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,928
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/38 (15)	3,500	3,311
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,000	4,636
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	875
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	5,671
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	2,839
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,144
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,795
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	8,262
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,974
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	4,670
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	5,892
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,241
2 Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	397
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,265
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,119
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,182
Santa Clara County CA GO	5.000%	8/1/28	9,000	9,586
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	2,610	2,758
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,080	2,172
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,041
Santa Rosa CA Wastewater Revenue	5.000%	9/1/33	1,000	1,008
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	1,000	957
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,500	2,345
Sonoma County CA Junior College District GO	5.000%	8/1/27	2,000	2,156
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	3,665
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	15,246
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,211

Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,161
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,022
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	2,889
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,510
1 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	9/6/13 (13)	700	700
Temecula Valley CA Unified School District GO	0.000%	8/1/35	3,000	1,785
Temecula Valley CA Unified School District GO	0.000%	8/1/37	3,785	2,232
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,422
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,611
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	2,918
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,015
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	2,961
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,526
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,480	3,738
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,039
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,793
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,444
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,128
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,458
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,495
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,855
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,504
University of California Regents Medical Center
Revenue	5.250%	5/15/38	5,000	5,056
University of California Revenue	5.750%	5/15/25	7,000	8,180
University of California Revenue	5.000%	5/15/28	5,000	5,349
University of California Revenue	4.750%	5/15/33	9,425	9,377
University of California Revenue	5.000%	5/15/33	5,000	5,155
University of California Revenue	5.000%	5/15/34	3,220	3,325
University of California Revenue	5.000%	5/15/34	5,205	5,338
University of California Revenue	5.000%	5/15/35	3,640	3,724
University of California Revenue	5.000%	5/15/37 (13)	6,000	6,075
University of California Revenue	5.250%	5/15/39	7,000	7,230
University of California Revenue	5.000%	5/15/40	2,395	2,412
1 University of California Revenue TOB VRDO	0.060%	9/3/13	4,765	4,765
1 University of California Revenue TOB VRDO	0.060%	9/3/13	1,195	1,195
1 University of California Revenue TOB VRDO	0.070%	9/6/13	1,600	1,600
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,057	3,141
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	9,326
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	3,000	2,912
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	3,248
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	1,961
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	10,000	9,714

Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	2,775
Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,278
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	7,067
Westlands CA Water District Revenue	5.000%	9/1/34 (4)	2,000	1,985
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,825
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,871
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,852
				2,626,506
Puerto Rico (0.1%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	78
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.080%	9/6/13 LOC	1,510	1,510
				1,588
Total Tax-Exempt Municipal Bonds (Cost $2,627,669)				2,628,094
Total Investments (99.1%) (Cost $2,627,669)				2,628,094
Other Assets and Liabilities-Net (0.9%)				23,542
Net Assets (100%)				2,651,636

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $37,920,000, representing 1.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2013.

California Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $2,633,006,000. Net unrealized depreciation of investment securities for tax purposes was $4,912,000, consisting of unrealized gains of $78,678,000 on securities that had risen in value since their purchase and $83,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
California (99.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.100%	9/3/13 LOC	8,210	8,210
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.150%	7/1/19	7,500	7,130
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	2.500%	7/1/19	2,140	2,078
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	3.000%	7/1/19	2,000	2,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	2,861
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	2.000%	11/15/13	425	426
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	3.000%	11/15/16	1,220	1,262
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Eskaton Properties Inc.
Obligated Group)	5.000%	11/15/35	3,250	2,984
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	952
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	615
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,096
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,361
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	7,045
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,103
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,024
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	999
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	1,400	1,455
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	400	407
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,228
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.375%	8/1/34	2,500	2,598

Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/14 (2)	325	321
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/15 (2)	910	877
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,305	4,000
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,695	9,402
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/22	2,190	2,459
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/23	2,160	2,406
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	1,625	1,718
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	11,200
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	3,167
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,886
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,030
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,566
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,398
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	4,759
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	4,966
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,432
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	5,687
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	5,884
Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	2,275	2,275
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,124
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	6,910	6,934
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,017
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,625	12,907
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	300	333
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,455	2,726
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	10,000	11,103
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	3,100	3,442
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,055	3,479
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	3,000	3,417
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	2,610	2,920

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	6,250	6,857
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	3,750	3,962
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	15,000	15,890
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	5,000	5,236
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	7,000	7,354
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/29	8,000	8,302
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	12,313
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/30	16,200	16,947
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	21,125	21,870
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.984%	8/1/17	25,000	25,004
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,311
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.760%	10/1/19	5,000	5,034
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.760%	10/1/19	5,500	5,537
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	7,000	6,948
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/24	5,000	5,020
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,667
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,643
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	10,765	10,260
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	26,850	28,914
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	19,625	21,881
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,575
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	16,625
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	28,468
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	20,727
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,322
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	2,916
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,417
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	22,840

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,260
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	26,640
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	20,949
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,701
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	7,577
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	56,525
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,534
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	16,448
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	12,237
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	7,000	7,087
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	180	191
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	3,355	3,556
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,471
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	6,620
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,006
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,620
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	9,385
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	9,578
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,331
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	3,632
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	4,975
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	3,799

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	8,255	8,874
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,094
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	2,911
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,015
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,165
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,385	3,525
California Economic Recovery GO	5.250%	7/1/14	11,615	12,105
California Economic Recovery GO	5.000%	7/1/18	29,770	34,620
California Economic Recovery GO	5.000%	7/1/19	32,330	37,755
California Economic Recovery GO	5.000%	7/1/20	43,810	50,297
California Economic Recovery GO	5.250%	7/1/21	45,385	52,426
California Economic Recovery GO	5.000%	7/1/22	16,280	17,872
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	372
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	406
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	440
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/20	790	818
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/23	1,195	1,197
California Educational Facilities Authority
Revenue (College of Arts)	5.000%	6/1/24	380	378
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,078
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	11,250
2 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.060%	9/3/13	614	614
California GO	5.000%	10/1/14	2,000	2,104
California GO	5.000%	11/1/14	1,390	1,468
California GO	5.000%	3/1/15	1,000	1,068
California GO	5.000%	4/1/15	15,400	16,509
California GO	5.000%	12/1/15	1,470	1,521
California GO	5.000%	4/1/17	11,000	12,489
California GO	5.250%	2/1/18 (14)	8,000	9,274
California GO	6.000%	2/1/18 (2)	6,240	7,445
California GO	5.000%	3/1/18	1,850	2,128
California GO	5.500%	4/1/18	20,000	23,480
1 California GO	0.960%	5/1/18	9,000	9,054
California GO	5.000%	8/1/18	1,895	2,131
California GO	5.000%	10/1/18	14,095	16,363
California GO	5.000%	10/1/18	20,000	23,218
California GO	5.500%	4/1/19	11,245	13,306
California GO	5.000%	5/1/19	10,000	10,697

California GO	5.000%	8/1/19	30,000	32,383
California GO	5.000%	10/1/19	21,000	24,455
California GO	5.000%	10/1/19 (14)	14,800	16,494
California GO	5.000%	2/1/20	2,950	3,409
California GO	5.250%	2/1/20	7,500	8,779
California GO	5.000%	3/1/20	55,285	58,747
California GO	5.000%	8/1/20	14,890	16,680
California GO	5.000%	9/1/20	26,810	31,059
California GO	5.000%	9/1/20	9,970	11,550
California GO	5.000%	10/1/20	10,555	12,231
California GO	5.000%	3/1/21	2,250	2,541
California GO	5.000%	4/1/21	2,240	2,571
California GO	5.500%	4/1/21	2,000	2,283
California GO	5.000%	9/1/21	13,700	15,748
California GO	5.000%	9/1/21	1,310	1,506
California GO	5.000%	10/1/21	2,575	2,961
California GO	5.000%	2/1/22	8,125	9,235
California GO	5.000%	6/1/22	12,000	12,830
California GO	5.000%	9/1/22	12,710	14,469
California GO	5.250%	9/1/22	17,400	20,146
California GO	5.000%	2/1/23	23,000	26,020
California GO	5.000%	9/1/23	12,120	13,142
California GO	5.000%	9/1/23	7,000	7,837
California GO	5.250%	9/1/23	2,455	2,764
California GO	5.000%	10/1/23	12,500	13,556
California GO	5.000%	10/1/23	10,000	11,306
California GO	5.000%	12/1/23	7,500	8,275
California GO	5.000%	3/1/24	3,000	3,305
California GO	5.000%	8/1/24 (4)	31,275	33,797
California GO	5.000%	8/1/24	10,100	11,179
California GO	5.000%	9/1/24	10,000	11,009
California GO	5.000%	10/1/24	13,440	14,366
California GO	5.000%	10/1/24	9,790	10,527
California GO	5.000%	11/1/24	5,000	5,539
California GO	5.000%	11/1/24	6,000	6,525
California GO	5.000%	12/1/24	2,000	2,175
California GO	5.000%	2/1/25	12,940	14,004
California GO	5.125%	3/1/25	2,000	2,141
California GO	5.000%	8/1/25	10,000	11,041
California GO	5.000%	9/1/25	1,500	1,608
California GO	5.000%	9/1/25	2,185	2,367
California GO	5.000%	10/1/25	6,000	6,399
California GO	5.000%	10/1/25	13,865	15,075
California GO	5.000%	11/1/25	1,500	1,634
California GO	5.000%	12/1/25	21,015	22,557
California GO	5.000%	3/1/26	5,000	5,221
California GO	5.000%	3/1/26	5,000	5,340
California GO	5.000%	4/1/26	27,480	28,973
California GO	5.000%	9/1/26	2,500	2,647
California GO	5.000%	10/1/26	5,000	5,363
California GO	5.000%	11/1/26	7,500	8,012
California GO	5.000%	4/1/27	24,285	25,417
California GO	5.750%	4/1/27	31,455	34,202
California GO	4.500%	8/1/27	6,000	6,098
California GO	5.000%	9/1/27	5,500	5,752
California GO	5.000%	10/1/27	13,875	14,693
California GO	5.250%	10/1/27	5,000	5,400

California GO	5.000%	3/1/28	10,855	11,188
California GO	5.750%	4/1/28	30,000	32,417
California GO	5.000%	6/1/28	10,005	10,482
California GO	5.000%	9/1/28	17,500	18,174
California GO	5.250%	9/1/28	6,000	6,403
California GO	5.250%	2/1/29	2,790	2,947
California GO	5.000%	9/1/29	6,000	6,249
California GO	5.000%	9/1/29	16,000	16,536
California GO	5.250%	3/1/30	20,000	21,010
California GO	4.500%	8/1/30	3,800	3,699
California GO	5.000%	9/1/30	10,000	10,360
California GO	5.000%	9/1/30	10,180	10,465
California GO	5.000%	3/1/31	5,535	5,644
California GO	5.750%	4/1/31	30,000	32,000
California GO	5.000%	2/1/32	2,540	2,582
California GO	6.000%	3/1/33	12,000	13,508
California GO	5.125%	4/1/33	6,550	6,690
California GO	6.500%	4/1/33	20,000	23,240
California GO VRDO	0.050%	9/6/13 LOC	9,800	9,800
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	5,700	5,966
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,063
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,746
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,131
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,329
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,238
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	8,844
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,366
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	21,204
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	7,786
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	4,631
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	49,000	50,943
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,335
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,221
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,175
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,966
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,153
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,420

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,285
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	2,000	2,126
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,433
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	2,996
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,890	2,775
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.860%	7/1/17	5,255	5,321
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,515
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	1,939
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.060%	9/6/13 LOC	2,900	2,900
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	4.000%	6/1/16	735	792
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/19	300	339
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	498
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	956
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	815
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	322
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	826
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/14	730	769
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/19	800	915
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	798
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,400	1,562
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,500	1,625
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,820
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,250	2,374
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	12,317
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	543

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	903
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	560
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	566
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,517
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,640
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,150
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	1,939
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,141
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,000	1,061
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,134
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,321
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,400	2,676
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,395
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,347
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,509
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,564
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/20	500	565
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,445
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,115	2,130
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,866
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,441
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	795
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	879
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,202
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	994
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/29	4,970	4,985
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	10,735

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	6,250	6,081
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	15,700
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,970
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	2,715	2,742
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	3,000	3,030
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	6,275	6,338
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,308
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,407
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,046
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.250%	11/15/31	2,000	2,054
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,521
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,452
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,219
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,155
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	4,657
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	5,397
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	9/3/13 (ETM)	11,670	11,670
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	1.878%	8/1/18	6,000	6,002
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,504
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.560%	4/1/14	5,000	5,008
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.360%	4/1/15	10,050	10,044
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	3,190	3,190
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,871
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,080

California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,169
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.070%	9/6/13 LOC	4,500	4,500
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,219
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	18,076
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	25,925
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	16,573
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA) VRDO	0.040%	9/3/13	43,000	43,000
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,082
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,504
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,578
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	13,845
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.050%	9/3/13 LOC	8,300	8,300
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	18,150	18,888
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,150
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,134
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,134
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,345
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,955
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,247
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	30,316
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,292
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	5,613
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	9,425	10,481
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	6,308
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,672

California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	8,000	8,318
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	5,000	5,199
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/14 (Prere.)	1,500	1,560
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,192
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	5,825	5,974
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	5,000	5,065
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/25	1,500	1,599
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/26	1,500	1,578
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,230
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	2,860	2,932
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,091
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,532
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,057
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	1,350	1,329
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	1,650	1,618
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	2,635	2,738
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	8,845
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/20	2,015	2,328
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/21	1,650	1,890
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,096
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	9,595
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,681
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,769
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,016
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,004
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/15	1,500	1,607
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,192
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,610

California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,672
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	5,400	6,187
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	1,500	1,667
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	2,645	2,997
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,577
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	1,000	1,095
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/24	2,000	2,151
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/25	3,560	3,773
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/30	3,000	3,019
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/31	3,000	3,000
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,650	1,636
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	5,000	5,198
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/32	11,465	11,284
California State University Revenue Systemwide	5.000%	5/1/15 (Prere.)	11,955	12,879
California State University Revenue Systemwide	5.000%	11/1/15	1,040	1,141
California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,024
California State University Revenue Systemwide	5.000%	11/1/22 (2)	6,485	6,901
California State University Revenue Systemwide	5.000%	11/1/23	3,960	4,438
California State University Revenue Systemwide	5.000%	11/1/23	5,605	6,422
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,218
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,450
California State University Revenue Systemwide	5.000%	11/1/25	11,820	12,572
California State University Revenue Systemwide	5.000%	11/1/26	12,530	13,189
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,035
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,254
California State University Revenue Systemwide	4.000%	11/1/29	3,900	3,622
2 California State University Revenue Systemwide
TOB VRDO	0.140%	9/6/13 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	15,508
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,276
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	26,070	28,287
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.100%	10/1/19	5,455	5,299
California Statewide Communities Development
Authority Revenue (American Baptist Homes)	2.400%	10/1/20	1,450	1,375
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	10,227

California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,337
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,775	1,796
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/27	500	484
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/32	680	618
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,605
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.060%	9/6/13 (2)LOC	3,155	3,155
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,222
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,803
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	9/6/13	8,700	8,700
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,454
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/27	7,500	7,716
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,643
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,514
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,086
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	9,100	9,664
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	600
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	562
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,159
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	7,721
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	11,495
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,155
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,152

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	6,852
2 Central Basin Municipal Water District California
COP TOB VRDO	0.090%	9/6/13 (4)	7,500	7,500
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,159
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,132
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	876
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,187
Cerritos CA Community College District GO	0.000%	8/1/20	500	397
Cerritos CA Community College District GO	0.000%	8/1/22	500	342
Cerritos CA Community College District GO	0.000%	8/1/23	500	320
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/23	2,225	2,516
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/25	5,000	5,442
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	3,000	3,166
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	7,500	7,670
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	7,500	7,629
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	3,500	3,566
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	2,700	2,816
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.250%	9/1/24	3,330	3,493
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/25	3,605	3,813
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/26	3,800	3,974
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,033
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,212
Coast CA Community College District GO	5.000%	8/1/24	7,565	8,472
Coast CA Community College District GO	5.000%	8/1/26	5,255	5,708
Coast CA Community College District GO	5.000%	8/1/28	6,595	6,992
Colton CA Joint Unified School District GO	4.000%	8/1/16 (4)	1,000	1,085
Colton CA Joint Unified School District GO	5.000%	8/1/23 (4)	765	843
Colton CA Joint Unified School District GO	5.000%	8/1/24 (4)	1,050	1,139
Colton CA Joint Unified School District GO	5.000%	8/1/25 (4)	1,000	1,068
Colton CA Joint Unified School District GO	5.000%	8/1/26 (4)	1,120	1,171
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/23	2,065	2,228
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/24	1,665	1,776
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,295
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,460
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,645

Contra Costa CA Community College District
GO	5.000%	8/1/24	4,140	4,665
Contra Costa CA Community College District
GO	5.000%	8/1/32	3,000	3,104
Contra Costa CA Community College District
GO	5.000%	8/1/33	4,000	4,126
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/24	1,080	1,201
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.495%	12/15/15	12,000	11,966
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,420
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/21	500	533
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/23	500	521
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,448
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,480
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,172
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	645
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	761
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	813
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	728
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	586
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/23	1,145	1,208
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/24	1,325	1,373
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/25	2,525	2,571
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/27	1,000	993
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/28	1,590	1,557
Covina-Valley CA Unified School District GO	5.000%	8/1/27	2,000	2,090
Covina-Valley CA Unified School District GO	5.000%	8/1/28	2,000	2,070
Covina-Valley CA Unified School District GO	5.000%	8/1/29	2,080	2,139
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,273
Cupertino CA Union School District GO	5.000%	8/1/25	3,235	3,582
Cupertino CA Union School District GO	5.000%	8/1/26	3,500	3,826
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/14	2,000	2,072
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,117
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	16,711
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	4,639
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/29	6,000	6,122
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,519

Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	6,570
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,045
El Camino CA Community College District GO	0.000%	8/1/29	8,065	3,518
El Camino CA Community College District GO	0.000%	8/1/32	10,000	3,517
El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,156
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,205
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,667
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,542
El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,154
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	996
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	788
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,525
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,977
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,515
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,444
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,693
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	5,010
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	908
2 Fresno CA Sewer Revenue TOB VRDO	0.080%	9/6/13 (12)	5,170	5,170
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/26	1,000	1,023
Fullerton CA Community Facilities District No. 1
Special Tax Revenue (Amerige Heights)	5.000%	9/1/32	1,600	1,539
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/33	2,400	2,370
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	27,790	23,344
Golden State Tobacco Securitization Corp.
California	5.300%	6/1/37	10,000	7,026
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,475
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	2,964
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	8,044
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	9,821
Huntington Beach CA Union High School District
GO	5.000%	8/1/14 (Prere.)	3,530	3,682
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26	1,500	1,574
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	7,245	6,497
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	1,885
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.040%	9/3/13 LOC	1,000	1,000
Irvine CA Ranch Water District Revenue VRDO	0.040%	9/6/13 LOC	2,300	2,300

Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,452
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,117
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	2,425	2,508
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,778
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	432
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/20	350	386
Irvine CA Reassessment District No. 13-1
Improvement Revenue	5.000%	9/2/22	1,125	1,188
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	8,675
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/14	2,000	2,052
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,839
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,684
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,233
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,617
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,772
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,732
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	3,755	4,043
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,206
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,598
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,789
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,866
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/21	1,660	1,766
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/23	2,190	2,272
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	8,895
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,710
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	2,775	2,899
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,060	3,358
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.587%	11/15/25	16,845	14,831
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.607%	11/15/26	10,025	8,767
Long Beach CA Unified School District GO	5.000%	8/1/29	7,760	8,060
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,160
Los Angeles CA Community College District GO	4.000%	8/1/14	3,500	3,622
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	10,806
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,067
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,367
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	5,640
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	7,489
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,509
Los Angeles CA Community College District GO	4.000%	8/1/31	6,145	5,607
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,131
Los Angeles CA Community College District GO	5.000%	8/1/32 (4)	5,000	5,055
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	1,000	1,134

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	1,420	1,585
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	1,700	1,866
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,276
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/25	1,500	1,625
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,217
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,265
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	10,488
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,498
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	10,412
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	1,870
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,075	9,723
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	9,069
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,153
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	11,402
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	22,226
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,485
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	6,390
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,065
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	10,000	11,085
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	5,000	5,506
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,506
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,145
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,632
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,324
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,759
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,096
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,762
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	15,000	15,626

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	1,992
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	6,055	6,269
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	9/3/13	16,010	16,010
Los Angeles CA Department of Water & Power
Revenue VRDO	0.030%	9/3/13	2,900	2,900
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,249
Los Angeles CA GO	5.000%	9/1/22	10,000	11,411
Los Angeles CA GO	5.000%	9/1/28	5,850	6,223
Los Angeles CA GO	5.000%	9/1/29	5,850	6,173
Los Angeles CA GO	5.000%	9/1/30	5,850	6,133
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,508
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,121
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/14 (Prere.)	345	360
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	8,853
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,741
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	6,938
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,426
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,200
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,201
Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,509
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	6,879
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,237
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,018
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,253
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,474
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,663
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,188
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,569
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	15,734
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	9,000	10,018
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,566
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	17,654
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	18,547
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	32,789
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,762
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	14,622
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	19,159
Los Angeles CA Unified School District GO	5.000%	7/1/25	7,000	7,708
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,017
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,807
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	10,498
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,249
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	8,986
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,709
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	21,405	21,637
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	8,912
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,292
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,336
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	6,841

Los Angeles CA Unified School District GO TOB
VRDO	0.060%	9/3/13	18,005	18,005
Los Angeles CA Wastewater System Revenue	5.000%	6/1/15	2,650	2,869
Los Angeles CA Wastewater System Revenue	5.000%	6/1/16	2,500	2,801
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	3,000	3,486
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	14,172
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	11,279
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	12,500	12,918
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,793
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,642
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	6,000	7,013
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,621
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,501
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	11,531
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	5,853
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	11,387
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	25,414
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,684
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,253
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,405
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/21	1,000	1,133
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	6,963
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/22	1,000	1,128
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,319
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/23	1,500	1,658
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,316
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/24	1,515	1,649
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,240
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/25	1,325	1,418
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,158
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	14,571
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	8,110

Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,102
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,735
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,514
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	17,244
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	23,269
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/20	4,000	4,709
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,700	3,167
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	2,000	2,137
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	8,585	9,158
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,219
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,250	2,390
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,108
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	11,738
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	10,527
Metropolitan Water District of Southern
California Revenue PUT	2.500%	10/1/14	5,000	5,090
1 Metropolitan Water District of Southern
California Revenue PUT	0.210%	5/1/15	5,000	4,991
1 Metropolitan Water District of Southern
California Revenue PUT	0.210%	5/1/15	5,000	4,991
1 Metropolitan Water District of Southern
California Revenue PUT	0.410%	5/1/15	10,000	10,001
Metropolitan Water District of Southern
California Revenue VRDO	0.040%	9/6/13	1,500	1,500
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,147
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,649
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,771
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	3,992
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21	1,000	1,134
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22	1,000	1,129
Mount Diablo CA Unified School District GO	5.000%	8/1/24	1,555	1,699
Mount San Antonio CA Community College
District GO	5.000%	9/1/22	2,000	2,275
Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	1,846
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,530
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/21 (Prere.)	5,150	6,418
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	1,834
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,292
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	593
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	5,223

Northern California Gas Authority No. 1
Revenue	0.784%	7/1/17	23,385	22,533
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,117
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	1,943
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,735
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,725
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	3,927
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,756
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,697
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,206
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,102
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,652
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,637
Oakland CA GO	5.000%	1/15/31	3,000	3,027
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,341
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	3,890
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	5,638
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,340
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,505
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	3,990
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,803
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,229
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	12,947
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,466
Ohlone CA Community College District GO	5.000%	8/1/22	750	867
Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,704
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	1,806
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,420
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,489
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,574
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/22	1,000	1,130
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/27	2,500	2,623

Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/28	2,545	2,650
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,276
Orange County CA Water District Revenue	5.000%	8/15/33	8,000	8,384
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,056
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,569
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,559
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,551
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,051
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	259
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	406
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,012
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	10,129
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,162
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	3,000	2,039
Pasadena CA Unified School District GO	5.000%	5/1/30	3,695	3,805
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,537
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,042
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/20 (2)	2,460	1,800
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/25 (2)	2,930	1,480
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	9,370	11,911
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,209
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,064
Poway CA Unified School District GO	4.000%	9/1/16	250	267
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,842
Poway CA Unified School District GO	4.000%	9/1/17	250	267
Poway CA Unified School District GO	0.000%	8/1/18	4,565	4,023
Poway CA Unified School District GO	4.000%	9/1/18	450	477
Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,547
Poway CA Unified School District GO	5.000%	9/1/19	995	1,112
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,602
Poway CA Unified School District GO	5.000%	9/1/20	615	685
Poway CA Unified School District GO	5.000%	9/1/21	325	359
Poway CA Unified School District GO	5.000%	9/1/22	460	506
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,712
Poway CA Unified School District GO	5.000%	8/1/26	5,125	5,531
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,037
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,120
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,216
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,564
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	4.000%	9/15/22	435	426
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/30	1,000	957
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/32	1,000	944
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	2,954

Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,299
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	11,834
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/25 (2)	3,350	1,720
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,000	733
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,070
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,123
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,631
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	3,731
2 Riverside CA Electric Revenue TOB VRDO	0.060%	9/3/13	1,595	1,595
Riverside CA Electric Revenue VRDO	0.050%	9/6/13 LOC	10,200	10,200
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/19	1,220	1,336
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/20	1,280	1,393
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/23	1,410	1,493
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,588
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,629
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,716
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,215
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,108
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,023
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/30	3,000	3,215
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/31	4,000	4,254
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/32	3,000	3,173
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/33	2,000	2,119
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.060%	9/6/13	9,810	9,810
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.060%	9/6/13	7,375	7,375
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/22	2,500	1,560
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/23	3,630	2,111
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/24	6,985	3,792
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/31	5,000	1,510
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/32	4,000	1,107

Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/33	5,500	1,408
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/34	3,500	832
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	4,533
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,813
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,227
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,537
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,846
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,148
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,415
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	828
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,323
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,448
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,152
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	1,520	1,555
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,637
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	13,584
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,312
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,356
Sacramento CA Municipal Utility District
Financing Authority Revenue (Cosumnes
Project)	4.750%	7/1/23 (14)	1,500	1,533
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/14	2,810	2,938
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,640	2,871
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,391
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	11,475
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	2,936
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,161
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	5,938
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	16,148
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,192
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	4,905	5,216

Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,106
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	6,636
Sacramento CA Municipal Utility District
Revenue VRDO	0.070%	9/6/13 LOC	3,000	3,000
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/22	1,000	1,087
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/28	2,500	2,565
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/29	2,635	2,683
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/30	2,975	3,019
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/31	3,125	3,156
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,654
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	9/6/13	15,000	15,000
Sacramento CA Water Revenue	5.000%	9/1/27	3,210	3,450
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,183
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,673
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	1,893
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,292
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	3,703
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,044
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,071
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	7,761
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23	1,525	1,714
San Bernardino CA City Unified School District
GO	5.000%	8/1/20 (4)	765	862
San Bernardino CA City Unified School District
GO	5.000%	8/1/21 (4)	1,230	1,371
San Bernardino CA City Unified School District
GO	5.000%	8/1/22 (4)	1,500	1,660
San Bernardino CA City Unified School District
GO	5.000%	8/1/23 (4)	1,100	1,209
San Bernardino CA City Unified School District
GO	5.000%	8/1/24 (4)	1,400	1,506
San Bernardino CA Community College District
GO	5.000%	8/1/24	4,375	4,900
San Bernardino CA Community College District
GO	5.000%	8/1/25	4,550	5,000
San Bernardino CA Community College District
GO	5.000%	8/1/26	4,150	4,448
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,727
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	2,905	3,018
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,135	3,308
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,549
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,480

San Diego CA Community College District GO	5.000%	8/1/23	10,000	11,385
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,257
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,253
San Diego CA Community College District GO	5.000%	8/1/30	1,250	1,319
San Diego CA Community College District GO	5.000%	8/1/30	8,670	9,068
San Diego CA Community College District GO	5.000%	8/1/30	9,830	10,281
San Diego CA Community College District GO	5.000%	8/1/31	1,000	1,049
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,519
San Diego CA Community College District GO	5.000%	8/1/32	2,150	2,251
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,078
2 San Diego CA Community College District GO
TOB VRDO	0.080%	9/6/13	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	541
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,510
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	3,875
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,280
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,203
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	6,336
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	5,423
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	1,898
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,471
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,303
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	5,800
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,352
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,387
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,497
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	8,397
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	11,259
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	15,082
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	4,800	5,592
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	4,453
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	8,625
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,189
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	3,650
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,374
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	3,914
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	980
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,107
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/23	3,900	4,226
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	9,484

San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	3,000	3,130
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,077
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,673
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,129
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,219
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,553
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,292
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,172
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,246
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,701
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	8,789
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	7,853
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	8,218
2 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.060%	9/6/13	6,100	6,100
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	15,500	15,874
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	1,070	1,209
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	10,734
San Francisco CA City & County GO	5.000%	6/15/21	7,450	8,651
San Francisco CA City & County GO	5.000%	6/15/22	2,595	2,985
San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,541
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	5,830
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,643
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,558
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	10,735
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,147
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	24,167
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	13,967
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	2,855	2,958

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	7,744
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,065
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	6,670	7,002
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,170
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/28	10,235	10,912
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,047
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	10,408
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	6,887
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,101
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	11,572
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	10,763
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	2,855
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/31	14,015	14,628
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	5,933
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	9,000	9,235
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	5,000	5,120
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.070%	9/6/13	2,700	2,700
San Francisco CA City & County Unified School
District GO	5.000%	6/15/15	1,200	1,298
San Francisco CA City & County Unified School
District GO	4.000%	6/15/30	2,470	2,295
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	8,250
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	7,737
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	7,244
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	5,440
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/15 (14)	1,920	1,832
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	11,852
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	3,760
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	14,750	9,799
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,111
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,486
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	3,943

San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,571
San Jose CA Redev. Agency	5.000%	8/1/22 (2)	5,100	5,163
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,148
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	8,000	8,214
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,302
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21 (2)	2,325	2,386
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,151
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,305
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,352
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	575
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	812
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,364
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.125%	5/1/31	4,000	4,369
2 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.100%	9/6/13	3,600	3,600
San Juan CA Unified School District GO	0.000%	8/1/25 (4)	10,000	5,742
San Juan CA Unified School District GO	0.000%	8/1/26 (4)	12,215	6,490
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/24 (15)	855	902
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/25 (15)	970	1,009
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/26 (15)	500	512
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/27 (15)	1,070	1,081
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/28 (15)	600	600
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/33 (15)	2,790	2,689
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	771
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	719
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	841
San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,715
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,493
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,546
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,086
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,793
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,371
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,365

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,505
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,112
San Ramon Valley CA Unified School District
GO	4.000%	8/1/21	10,000	10,936
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,689
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,022
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,576
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	3,989
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,306
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	4,591
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	4,894
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,283
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,177
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	10,423
Santa Clara County CA GO	5.000%	8/1/28	8,830	9,405
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,147
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	5,584
Santa Monica CA Community College District
GO	0.000%	8/1/24	4,500	2,844
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	6,099
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	4,859
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	2,960
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,135
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,594
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,407
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/29	2,125	2,043
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	2,665	2,552
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,612
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,272
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,452
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,626
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,771
Sonoma County CA Junior College District GO	5.000%	8/1/28	3,000	3,195
Sonoma County CA Junior College District GO	5.000%	8/1/29	2,000	2,110
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/21	1,750	2,023
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/22	3,000	3,431
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	9,755	9,540
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,525

Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,211
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	11,096
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/23	4,175	4,576
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	7,580
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	3,684
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,606
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,581
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,263
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,211
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,131
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,270	5,546
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,237
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	7,288
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,584
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,510
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.080%	9/6/13 (4)	4,500	4,500
2 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	9/6/13 (13)	3,300	3,300
Temecula Valley CA Unified School District GO	0.000%	8/1/32	2,000	1,219
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	6,936
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,229
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	5,915
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,206
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	6,518
Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	7,855
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,495
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,461
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	20,996
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	10,763
University of California Regents Medical Center
Revenue	4.750%	5/15/31 (14)	2,300	2,303
University of California Regents Medical Center
Revenue	5.000%	5/15/32	14,940	15,076
University of California Regents Medical Center
Revenue	5.000%	5/15/33	5,000	4,993

University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,290
University of California Revenue	5.000%	5/15/15 (Prere.)	555	604
University of California Revenue	5.000%	5/15/15 (Prere.)	240	261
University of California Revenue	5.000%	5/15/17 (4)	19,435	21,060
University of California Revenue	5.000%	5/15/18 (4)	9,445	10,231
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,369
University of California Revenue	5.000%	5/15/20 (4)	30,900	33,438
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,068
University of California Revenue	5.000%	5/15/22	5,420	6,144
University of California Revenue	5.000%	5/15/22	9,000	10,399
University of California Revenue	5.000%	5/15/23	6,465	7,454
University of California Revenue	5.750%	5/15/25	3,000	3,506
University of California Revenue	5.000%	5/15/26 (14)	10,000	10,442
University of California Revenue	5.000%	5/15/27	10,900	11,626
University of California Revenue	5.000%	5/15/28	11,680	12,352
University of California Revenue	5.000%	5/15/28	1,000	1,070
University of California Revenue	5.000%	5/15/32	14,020	14,247
University of California Revenue	5.000%	5/15/33	10,110	10,423
2 University of California Revenue TOB VRDO	0.060%	9/3/13	2,100	2,100
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,056
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	360	367
Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	270	275
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,348
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,107
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,370
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	6,813
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/24	1,200	1,301
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/32	2,000	2,000
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	1,250	1,237
Vista CA Unified School District GO	5.000%	8/1/23	2,500	2,791
Vista CA Unified School District GO	5.000%	8/1/24	5,000	5,488
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,019
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,048
West Basin CA Municipal Water District
Revenue	4.000%	8/1/15	4,810	5,133
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,264
West Basin CA Municipal Water District
Revenue	5.000%	8/1/23	1,500	1,661
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	5,736
Westlands CA Water District Revenue	5.000%	9/1/21 (4)	750	847
Westlands CA Water District Revenue	5.000%	9/1/22 (4)	750	844
Westlands CA Water District Revenue	5.000%	9/1/23 (4)	1,705	1,883
Westlands CA Water District Revenue	5.000%	9/1/24 (4)	1,000	1,084

Westlands CA Water District Revenue	5.000%	9/1/25 (4)	1,250	1,333
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.040%	9/6/13 LOC	4,900	4,900
William S. Hart CA Union High School District
GO	5.000%	9/1/24	1,425	1,585
William S. Hart CA Union High School District
GO	5.000%	9/1/25	1,735	1,904
William S. Hart CA Union High School District
GO	5.000%	9/1/26	1,085	1,174
William S. Hart CA Union High School District
GO	5.000%	9/1/27	1,500	1,601
				6,557,665
Puerto Rico (0.1%)
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	4,518

Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,284

Total Tax-Exempt Municipal Bonds (Cost $6,482,444)				6,564,467
Total Investments (99.2%) (Cost $6,482,444)				6,564,467
Other Assets and Liabilities-Net (0.8%)				51,230
Net Assets (100%)				6,615,697

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the aggregate value of these securities was $68,649,000, representing 1.0% of net assets.

California Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At August 31, 2013, the cost of investment securities for tax purposes was $6,485,615,000. Net unrealized appreciation of investment securities for tax purposes was $78,852,000, consisting of unrealized gains of $213,269,000 on securities that had risen in value since their purchase and $134,417,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 21, 2013
VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.